Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-8481
Entity Registrant Name	BCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4813
Entity Tax Identification Number	98-0134477
Entity Address, Address Line One	1, carrefour Alexander-Graham-Bell, Building A, 7th Floor,
Entity Address, City or Town	Verdun
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3E 3B3
City Area Code	514
Local Phone Number	870-8777
Title of 12(b) Security	Common shares
Trading Symbol	BCE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	904,415,010
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0000718940
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Series R
Entity Listings [Line Items]
Number of shares outstanding	7,998,900
Series S
Entity Listings [Line Items]
Number of shares outstanding	3,511,848
Series T
Entity Listings [Line Items]
Number of shares outstanding	4,486,552
Series Y
Entity Listings [Line Items]
Number of shares outstanding	8,079,291
Series Z
Entity Listings [Line Items]
Number of shares outstanding	1,918,509
Series AA
Entity Listings [Line Items]
Number of shares outstanding	11,397,196
Series AB
Entity Listings [Line Items]
Number of shares outstanding	8,599,204
Series AC
Entity Listings [Line Items]
Number of shares outstanding	10,027,991
Series AD
Entity Listings [Line Items]
Number of shares outstanding	9,963,209
Series AE
Entity Listings [Line Items]
Number of shares outstanding	6,512,913
Series AF
Entity Listings [Line Items]
Number of shares outstanding	9,481,487
Series AG
Entity Listings [Line Items]
Number of shares outstanding	4,984,851
Series AH
Entity Listings [Line Items]
Number of shares outstanding	9,012,249
Series AI
Entity Listings [Line Items]
Number of shares outstanding	5,949,884
Series AJ
Entity Listings [Line Items]
Number of shares outstanding	8,050,116
Series AK
Entity Listings [Line Items]
Number of shares outstanding	22,735,621
Series AL
Entity Listings [Line Items]
Number of shares outstanding	2,254,079
Series AM
Entity Listings [Line Items]
Number of shares outstanding	9,542,615
Series AN
Entity Listings [Line Items]
Number of shares outstanding	1,952,085
Series AO
Entity Listings [Line Items]
Number of shares outstanding	4,600,000
Series AQ
Entity Listings [Line Items]
Number of shares outstanding	9,200,000
Preferred shares
Entity Listings [Line Items]
Number of shares outstanding	160,258,600
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System